T. ROWE PRICE Overseas Stock Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA
3.8%
Common Stocks 3.8%
Australia & New Zealand Banking Group 4,998,713 89,997
BHP Group 1,890,807 63,056
Challenger 9,455,039 47,738
CSL 231,519 47,999
IGO 26,691,652 129,860
Macquarie Group 885,864 88,346
Rio Tinto 656,390 54,939
Scentre Group 26,988,734 55,911
South32 30,352,137 58,539
Worley 10,921,004 94,639
Total Australia (Cost
$626,868
)
731,024
AUSTRIA
0.3%
Common Stocks 0.3%
Erste Group Bank (1) 2,192,636 66,961
Total Austria (Cost
$62,831
)
66,961
BELGIUM
0.5%
Common Stocks 0.5%
Umicore 1,802,951 102,118
Total Belgium (Cost
$48,806
)
102,118
BRAZIL
0.1%
Common Stocks 0.1%
XP, Class A (USD) (1) 463,264 20,217
Total Brazil (Cost
$12,508
)
20,217
CANADA
3.3%
Common Stocks 3.3%
Element Fleet Management 12,514,735 116,266
Magna International (USD) 2,720,332 191,103
National Bank of Canada 2,740,185 154,008

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Sun Life Financial 3,745,405 173,101
Total Canada (Cost
$469,349
)
634,478
CHILE
0.8%
Common Stocks 0.8%
Antofagasta (GBP) 7,676,272 149,706
Total Chile (Cost
$90,982
)
149,706
CHINA
1.7%
Common Stocks 1.7%
Alibaba Group Holding, ADR (USD) (1) 247,638 62,858
Beijing Enterprises Holdings (HKD) 11,224,000 36,689
Kuaishou Technology (HKD) (1) 443,800 6,583
PICC Property & Casualty, H Shares (HKD) 91,696,000 66,609
Ping An Insurance Group, H Shares (HKD) 7,098,500 83,604
Tencent Holdings (HKD) 919,900 81,966
Total China (Cost
$234,585
)
338,309
DENMARK
0.5%
Common Stocks 0.5%
Ascendis Pharma, ADR (USD) (1) 205,102 30,796
Novo Nordisk, Class B 1,025,893 71,472
Total Denmark (Cost
$80,849
)
102,268
FINLAND
1.5%
Common Stocks 1.5%
Sampo, A Shares 3,505,115 147,361
Stora Enso, R Shares 7,551,217 137,037
Total Finland (Cost
$207,645
)
284,398
FRANCE
9.6%
Common Stocks 9.6%
Air Liquide 833,654 136,342
AXA 10,232,137 226,687
BNP Paribas (1) 2,945,342 141,246
Engie (1) 11,873,046 184,261

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
EssilorLuxottica 701,629 99,251
Ipsen 679,102 59,246
Kering 143,237 94,011
L'Oreal 559,834 196,950
Legrand 976,871 89,762
Safran (1) 674,001 84,727
Sanofi 2,909,689 273,651
Teleperformance 263,595 86,217
TOTAL 4,306,483 181,511
Total France (Cost
$1,686,160
)
1,853,862
GERMANY
10.1%
Common Stocks 10.1%
BASF 1,524,156 117,796
Bayer 2,837,388 171,727
Covestro 1,392,860 94,619
Evotec (1)(2) 1,687,841 66,348
Fresenius 2,977,649 132,603
KION Group 1,441,237 124,437
Knorr-Bremse 628,263 83,139
Munich Re 898,293 238,190
SAP 1,179,583 149,675
Siemens 2,729,831 422,961
Siemens Healthineers 2,146,106 120,357
Stroeer 836,213 75,350
Zalando (1) 1,403,005 160,870
Total Germany (Cost
$1,690,548
)
1,958,072
HONG KONG
0.6%
Common Stocks 0.6%
AIA Group 6,584,400 79,386
Samsonite International (1) 25,118,100 36,118
Total Hong Kong (Cost
$97,794
)
115,504
INDIA
0.4%
Common Stocks 0.4%
Housing Development Finance 2,619,895 85,198
Total India (Cost
$61,797
)
85,198

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
IRELAND
0.4%
Common Stocks 0.4%
DCC (GBP) 1,061,348 79,845
Total Ireland (Cost
$61,114
)
79,845
ITALY
1.7%
Common Stocks 1.7%
Intesa Sanpaolo (1) 27,895,945 60,816
Moncler (1) 2,074,566 116,907
Prysmian 3,276,923 105,563
Telecom Italia 97,293,711 46,049
Total Italy (Cost
$289,169
)
329,335
JAPAN
22.3%
Common Stocks 22.3%
Asahi Kasei 10,759,200 119,640
Astellas Pharma 17,189,800 279,025
Central Japan Railway 541,300 77,510
CyberAgent 1,832,600 114,729
Denso 1,385,400 77,008
Electric Power Development 3,502,000 57,174
Hamamatsu Photonics 1,810,700 105,025
Honda Motor 1,749,300 46,193
Kirin Holdings 2,932,600 63,033
Mitsubishi 3,165,000 80,176
Mitsubishi Electric 12,374,500 188,771
Mitsubishi UFJ Financial Group 16,716,900 75,490
Mitsubishi UFJ Lease & Finance 9,336,400 45,685
Mitsui Fudosan 6,973,400 141,544
Murata Manufacturing 1,824,100 175,201
Nippon Telegraph & Telephone 12,966,600 324,085
NTT Data 10,734,300 154,157
Omron 940,400 83,316
Otsuka Holdings 2,716,500 115,998
Panasonic 8,499,900 110,348
Pola Orbis Holdings (2) 1,171,400 23,450
Recruit Holdings 2,962,900 128,879
Renesas Electronics (1) 5,567,900 63,538
Seven & i Holdings 3,896,500 148,800
SMC 90,100 54,525

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SoftBank Group 1,204,300 93,301
Sony 1,528,400 146,287
Stanley Electric 2,623,800 82,079
Sumitomo 7,184,200 95,367
Sumitomo Mitsui Trust Holdings 2,020,467 60,448
Sumitomo Rubber Industries (2) 3,042,500 28,000
Suzuki Motor 2,038,600 91,998
Takeda Pharmaceutical, ADR (USD) (2) 2,818,974 49,698
TechnoPro Holdings 1,236,100 94,120
THK 2,032,300 64,578
Tokio Marine Holdings 3,064,400 150,526
Tokyo Electron 345,600 131,415
Tosoh 1,021,200 17,511
Toyota Motor 3,375,300 236,730
Welcia Holdings 1,273,600 43,148
Z Holdings 14,405,300 89,490
Total Japan (Cost
$3,324,615
)
4,327,996
NETHERLANDS
3.8%
Common Stocks 3.8%
ASML Holding 474,448 253,286
ING Groep (1) 13,854,068 123,182
Koninklijke Philips (1) 6,499,628 354,289
Total Netherlands (Cost
$429,950
)
730,757
NORWAY
2.4%
Common Stocks 2.4%
DNB (1) 10,472,503 203,884
Equinor 8,320,168 149,107
Storebrand (1) 14,289,068 109,354
Total Norway (Cost
$416,083
)
462,345
SINGAPORE
1.6%
Common Stocks 1.6%
DBS Group Holdings 3,531,700 66,598
United Overseas Bank 6,201,100 108,952
Wilmar International 32,869,300 130,095
Total Singapore (Cost
$239,682
)
305,645

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA
2.6%
Common Stocks 2.6%
KT (1) 2,131,100 45,482
NAVER 343,841 104,917
Samsung Electronics 4,903,567 358,485
Total South Korea (Cost
$225,305
)
508,884
SPAIN
0.3%
Common Stocks 0.3%
Amadeus IT Group, A Shares 861,068 54,974
Total Spain (Cost
$38,804
)
54,974
SWEDEN
2.5%
Common Stocks 2.5%
Autoliv, SDR 921,811 82,089
Elekta, B Shares (2) 6,884,881 98,926
LM Ericsson, B Shares 15,357,268 193,370
Svenska Handelsbanken, A Shares (1) 11,185,879 111,512
Total Sweden (Cost
$420,378
)
485,897
SWITZERLAND
8.8%
Common Stocks 8.8%
ABB 5,640,556 166,376
Alcon (1) 732,433 52,565
Barry Callebaut 37,265 82,642
Nestle 5,198,697 582,756
Novartis 3,950,612 357,709
Roche Holding 981,641 338,776
Zurich Insurance Group 336,041 134,365
Total Switzerland (Cost
$1,280,166
)
1,715,189
TAIWAN
2.6%
Common Stocks 2.6%
Largan Precision 493,000 51,602

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Taiwan Semiconductor Manufacturing 21,229,089 448,643
Total Taiwan (Cost
$138,689
)
500,245
UNITED KINGDOM
14.7%
Common Stocks 14.7%
Amcor, CDI (AUD) 6,459,116 70,492
Ashtead Group 2,365,041 118,694
ASOS (1) 2,532,441 154,732
Aviva 15,919,371 72,817
BHP Group 5,133,253 140,678
Bunzl 2,003,947 64,326
Close Brothers Group 1,789,840 34,495
Compass Group (1) 5,352,964 95,619
Diageo 3,840,523 154,186
Direct Line Insurance Group 8,994,563 36,917
GlaxoSmithKline, ADR (USD) 3,548,930 132,198
Great Portland Estates 9,531,980 84,905
Johnson Matthey 3,457,342 139,086
Kingfisher (1) 33,429,005 126,903
Lloyds Banking Group (1) 194,990,737 87,499
Meggitt (1) 21,810,051 117,940
Melrose Industries (1) 62,599,314 143,173
National Grid 10,434,310 121,202
Next (1) 1,101,201 116,258
Persimmon 2,606,748 90,737
Royal Dutch Shell, Class B, ADR (USD) 2,000,237 69,788
Standard Chartered (1) 6,204,961 37,544
THG (1) 2,356,349 23,277
Unilever 6,876,257 400,578
Vodafone Group, ADR (USD) 6,537,104 112,111
WPP 10,973,939 114,673
Total United Kingdom (Cost
$2,923,976
)
2,860,828
UNITED STATES
1.9%
Common Stocks 1.9%
Broadcom 419,914 189,171
NXP Semiconductors 1,098,669 176,304
Total United States (Cost
$115,820
)
365,475

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 0.07% (3)(4) 227,998,039 227,998
Total Short-Term Investments (Cost $227,998) 227,998
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 0.13% (3)(4) 6,965,712 69,657
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 69,657
Total Securities Lending Collateral (Cost $69,657) 69,657
Total Investments in Securities 100.4%
(Cost $15,572,128) $ 19,467,185
Other Assets Less Liabilities (0.4)% (68,266)
Net Assets 100.0% $ 19,398,919
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2021.
(3) Seven-day yield
(4) Affiliated Companies.
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.07% $ — $ — $ 25
T. Rowe Price Short-Term Fund, 0.13% — — — ++
Totals $ — # $ — $ 25 +
€ € €
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Government
Reserve Fund, 0.07% $ 50,622 ¤ ¤ $ 227,998
T. Rowe Price Short-Term Fund,
0.13% 79,998 ¤ ¤ 69,657
Total $ 297,655 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $25 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $297,655.

T. ROWE PRICE Overseas Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Overseas Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Overseas Stock Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent

T. ROWE PRICE Overseas Stock Fund

foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Overseas Stock Fund

Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F165-054Q1 01/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,034,244 $ 18,135,286 $ — $ 19,169,530
Short-Term Investments 227,998 — — 227,998
Securities Lending Collateral 69,657 — — 69,657
Total $ 1,331,899 $ 18,135,286 $ — $ 19,467,185